38. Insurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of main assets, liabilities or interests insured amounts

The table below shows the main assets, liabilities or interests insured and their respective amounts:

Types	Amount Insured
Operating risk	R$ 32,274,029
General Liability - RCG	R$ 80,000
Cybernetic risks (cyber)	R$ 28,520
Vehicles (executive and operational fleets)	R$1,000 for civil liability optional (property damages and personal injury) and R$100 for moral damages.